NON-WHOLLY OWNED SUBSIDIARIES - Summarized Cash Flow Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	$ 2,530	$ 2,143	$ 1,362
Cash Flow Activities, Investing	(4,609)	(11,372)	(5,564)
Cash Flow Activities, Financing	2,126	9,542	4,418
Disposal of investments in associates and joint ventures	0	135	1,289
Non-Wholly Owned Subsidiaries
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	2,396	2,110	1,245
Cash Flow Activities, Investing	(4,537)	(11,125)	(5,486)
Cash Flow Activities, Financing	2,200	9,337	4,451
U.K. regulated distribution operation
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	241	271	226
Cash Flow Activities, Investing	(372)	(416)	(413)
Cash Flow Activities, Financing	133	147	179
Colombian regulated distribution operation
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	2	26	11
Cash Flow Activities, Investing	0	(24)	(26)
Cash Flow Activities, Financing	(2)	(4)	0
Brazilian regulated gas transmission operation
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	634	839	868
Cash Flow Activities, Investing	(34)	(21)	(26)
Cash Flow Activities, Financing	(588)	(702)	(792)
Colombian natural gas distribution operation
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	89	72	94
Cash Flow Activities, Investing	(35)	(38)	(217)
Cash Flow Activities, Financing	(55)	(73)	205
Brazilian electricity transmission operation
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	13	22
Cash Flow Activities, Investing	0	(4)
Cash Flow Activities, Financing	(14)	(6)
Canadian district energy operation
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	42	53	39
Cash Flow Activities, Investing	(97)	(68)	(42)
Cash Flow Activities, Financing	55	14	(45)
U.S. district energy operation
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	51	22	24
Cash Flow Activities, Investing	(50)	(29)	(16)
Cash Flow Activities, Financing	0	2	(18)
North American residential energy infrastructure operation
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	(42)	128	16
Cash Flow Activities, Investing	(5)	(228)	(2,182)
Cash Flow Activities, Financing	45	87	2,188
Indian gas transmission operation
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	136	208
Cash Flow Activities, Investing	(14)	(1,950)
Cash Flow Activities, Financing	(117)	1,746
Australian export terminal
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	68	91	85
Cash Flow Activities, Investing	(27)	(23)	(21)
Cash Flow Activities, Financing	(57)	(55)	(63)
North American rail operation
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	616	0
Cash Flow Activities, Investing	(24)	(6,460)
Cash Flow Activities, Financing	(606)	6,578
U.K. ports operation
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	42	27	27
Cash Flow Activities, Investing	(25)	(43)	(17)
Cash Flow Activities, Financing	(11)	9	(8)
Australian port operation
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	28	52	42
Cash Flow Activities, Investing	(32)	(45)	(68)
Cash Flow Activities, Financing	26	(10)	22
Chilean toll roads
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	49	62	74
Cash Flow Activities, Investing	(1)	(2)	(1)
Cash Flow Activities, Financing	(34)	(55)	(82)
Peruvian toll roads
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	18	47	91
Cash Flow Activities, Investing	(22)	(39)	(33)
Cash Flow Activities, Financing	0	0	0
Indian toll roads
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	11	7	18
Cash Flow Activities, Investing	(18)	(9)	(184)
Cash Flow Activities, Financing	19	(29)	209
North American gas storage operation
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	68	83	0
Cash Flow Activities, Investing	12	(10)	(8)
Cash Flow Activities, Financing	(53)	(63)	7
Western Canadian natural gas gathering and processing operation
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	156	92	48
Cash Flow Activities, Investing	(299)	(1,396)	(1,923)
Cash Flow Activities, Financing	114	1,339	1,910
U.S. data center operation
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	77	51	(1)
Cash Flow Activities, Investing	(16)	(6)	(1,103)
Cash Flow Activities, Financing	(63)	(35)	1,118
Australian Data Center Operation
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	7	0
Cash Flow Activities, Investing	(3)	(277)
Cash Flow Activities, Financing	(3)	286
U.K. telecom towers operation
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	27	3
Cash Flow Activities, Investing	(20)	(280)
Cash Flow Activities, Financing	(9)	289
Indian telecom towers operation
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	245	0
Cash Flow Activities, Investing	(3,451)	0
Cash Flow Activities, Financing	3,331	0
Holding LP and other
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating	(182)	(46)	(417)
Cash Flow Activities, Investing	(4)	243	794
Cash Flow Activities, Financing	$ 89	$ (128)	$ (379)